Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements Of Comprehensive Income Loss Abstract
Net income (loss)	$ (80,117)	$ 155,025	$ 244,820
Items that may be reclassified into profit or loss
Foreign currency translation adjustments	148,456	(17,555)	(32,422)
Items that will not be reclassified to profit or loss
Actuarial gain (loss) on defined benefit plans	33,282	55,422	(13,693)
Income tax on items that will not be reclassified to profit or loss	(6,768)	(14,424)	3,584
Total other comprehensive income (loss)	174,970	23,443	(42,531)
Total comprehensive income (loss)	94,853	178,468	202,289
Total comprehensive income (loss) attributable to:
Telesat Corporation shareholders	20,257	83,063	202,289
Non-controlling interest	74,596	95,405
Total comprehensive income net	$ 94,853	$ 178,468	$ 202,289